TAXATION - Provision for Income Taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Deferred:
Deferred	$ (744)	¥ (4,853)	¥ 6,714	¥ (2,212)
Provision for income tax expenses	$ 163	1,062	12,917	3,498
China
Current:
Current		3,641	6,198	5,709
Deferred:
Deferred		1,065	6,156	(2,594)
U.S.
Current:
Current		2,274	5
Deferred:
Deferred		¥ (5,918)	¥ 558	¥ 383